Key Management Personnel Compensation (Details) - Schedule of Compensation to Key Management Personnel of the Group - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Compensation to Key Management Personnel of the Group [Abstract]
Salaries, allowances and other benefits	$ 733,402	$ 596,778	$ 1,384,247	$ 1,761,735	$ 2,321,434
Equity-settled share option expense	1,236,282	390,516	4,869,487	14,430,835	9,352,862
Reversal of other long-term employee benefits		(69,209)	(69,207)	(1,525,014)
Pension scheme contributions	22,339	8,585	19,189	16,226	21,687
Total	$ 1,992,024	$ 926,670	$ 6,203,716	$ 14,683,782	$ 11,695,983